Note 16 - IncomeTax	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Text Block]
16.	Income tax

Income tax differs from the amounts that would be obtained by applying the statutory rate to the respective year’s earnings before tax. These differences result from the following items:

	2011	2010	2009

Income tax expense using combined statutory rate of 28% (2010 - 31%, 2009 - 33%)	$21,158	$23,909	$10,489
Permanent differences	4,554	2,933	1,942
Tax effect of flow through entities	(3,462)	(2,768)	(796)
Goodwill or other investment impairment charge	874	-	9,643
Impact of changes in foreign exchange rates	(679)	(1,426)	4,718
Adjustments to tax liabilities for prior periods	940	1,499	(2,600)
Effects of changes in enacted tax rates	52	2,049	(854)
Changes in liability for unrecognized tax benefits	(342)	(5,881)	1,418
Stock-based compensation	(386)	(39)	(37)
Foreign state and provincial tax rate differential	(1,763)	(3,829)	(2,795)
Withholding tax	486	396	517
Other taxes	901	678	453
Loss (earnings) from equity method investments	605	1,348	(321)
Non-taxable income	-	(1,398)	-
Change in valuation allowances	(49,745)	11,757	17,289
Provision for (recovery of) income taxes as reported	$(26,807)	$29,228	$39,066

Earnings before income tax by jurisdiction comprise the following:

	2011	2010	2009

Canada	$33,331	$22,446	$30,112
United States	21,172	32,508	5,680
Australia	21,791	21,698	11,443
Foreign	(1,358)	476	(15,448)
Total	$74,936	$77,128	$31,787

The provision for (recovery of) income tax comprises the following:

	2011	2010	2009

Current
Canada	$4,630	$4,758	$2,244
United States	21,625	24,667	32,247
Australia	7,206	6,795	3,365
Foreign	3,708	448	1,795
	37,169	36,668	39,651

Deferred
Canada	(275)	(5,441)	878
United States	(63,049)	29	(576)
Australia	(729)	(1,418)	269
Foreign	77	(610)	(1,156)
	(63,976)	(7,440)	(585)
Total	$(26,807)	$29,228	$39,066

The significant components of deferred income tax are as follows:

	2011	2010

Deferred income tax assets
Loss carry-forwards	$76,422	$68,074
Expenses not currently deductible	15,179	12,966
Stock-based compensation	4,084	3,940
Basis differences of partnerships and other entities	11,316	1,093
Allowance for doubtful accounts	4,752	4,751
Inventory and other reserves	853	615
	112,606	91,439
Less: Valuation allowance	(8,139)	(55,624)
	104,467	35,815

Deferred income tax liabilities
Depreciation and amortization	37,880	33,293
Unrealized foreign exchange gains	168	518
Prepaid and other expenses deducted for tax purposes	995	189
Financing fees	112	269
	39,155	34,269
Net deferred income tax asset	$65,312	$1,546

Since 2008, the Company has recognized valuation allowances with respect to deferred income tax assets in its Commercial Real Estate operations, primarily in the United States, due to a history of operating losses.  During the fourth quarter of 2011, the Company completed a reorganization of certain operations in the United States to improve administrative efficiency and achieve other benefits. This reorganization was previously not considered prudent or feasible as the acquisitions and/or consents of significant non-controlling interests were required to complete the reorganization, which acquisitions and consents were not completed until the fourth quarter of 2011.  The reorganization provided objective evidence of projected future taxable income and pro forma historical taxable income that outweighs the negative evidence of historical operating losses. In addition, the projection of future taxable income results in the utilization of net operating losses well before the 20-year loss carry-forward limitation. As a result, a valuation allowance in the amount of $48,351 related to the United States Commercial Real Estate operations was reversed as of December 31, 2011.

As at December 31, 2011, the Company had gross operating loss carry-forward balances in the United States, primarily in the Commercial Real Estate segment, of approximately $143,875 (2010 - $112,115) prior to a valuation allowance of $4,092 (2010 - $110,342).  Also in the United States, the Company also had gross capital loss carry-forward balances which amounted to $692 (2010 - $10,446) as at December 31, 2011 prior to a valuation allowance of $692 (2010 - $10,446).

As at December 31, 2011, the Company had gross Canadian operating loss carry-forward balances of approximately $52,353 (2010 - $55,246) prior to a valuation allowance of $2,857 (2010 - $1,145).  These amounts are available to reduce future federal and provincial income taxes.

Net operating loss carry-forward balances attributable to the United States and Canada expire over the next 14 to 20 years.

The Company had gross foreign operating loss carry-forward balances as at December 31, 2011 of approximately $29,442 (2010 - $27,901), prior to a valuation allowance of $26,784 (2010 - $26,641).

Foreign gross capital loss carry-forward balances in Australia amounted to $9,389 (2010 - $9,634) as at December 31, 2011 prior to a valuation allowance of $9,389 (2010 - $9,634).

Cumulative unremitted earnings of US and foreign subsidiaries approximated $158,308 as at December 31, 2011 (2010 - $146,947).

A reconciliation of the beginning and ending amounts of the liability for unrecognized tax benefits is as follows:

Balance, December 31, 2009	$14,390
Increases based on tax positions related to the current period	944
Reduction for lapses in applicable statutes of limitations	(7,614)

Balance, December 31, 2010	7,720
Increases based on tax positions related to the current period	1,903
Decreases for tax positions of prior periods	(659)
Reduction for lapses in applicable statutes of limitations	(1,362)
Balance, December 31, 2011	$7,602

Of the $7,602 (2010 - $7,720) in gross unrecognized tax benefits, $7,602, (2010 - $7,720) would affect the Company’s effective tax rate if recognized.  For the year ended December 31, 2011, a recovery of $238 in interest and penalties related to provisions for income tax was recorded in income tax expense (2010 - recovery of $994; 2009 - expense of $125).  As at December 31, 2011, the Company had accrued $160 (2010 - $398) for potential income tax related interest and penalties.

Within the next twelve months, the Company believes it is reasonably possible that $438 of unrecognized tax benefits associated with uncertain tax positions may be reduced due to lapses in statutes of limitations.

The Company’s significant tax jurisdictions include the United States, Canada and Australia.  The number of years with open tax audits varies depending on the tax jurisdictions.  Generally, income tax returns filed with the Canada Revenue Agency and related provinces are open for three to four years and income tax returns filed with the U.S. Internal Revenue Service and related states are open for three to five years.  Tax returns in Australia are generally open for four years.

The Company does not currently expect any other material impact on earnings to result from the resolution of matters related to open taxation years, other than noted above.  Actual settlements may differ from the amounts accrued.  The Company has, as part of its analysis, made its current estimates based on facts and circumstances known to date and cannot predict changes in facts and circumstances that may affect its current estimates.